Related Parties (Details) - Schedule of liabilities to related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Liabilities to Related Parties [Abstract]
Key management personnel	$ 71	$ 77	$ 604
Loans from major shareholder	$ 1,015		$ 272